SCHEDULE OF PRINCIPAL TRANSACTIONS REVENUE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 15,783	$ 20,296	$ 19,279	$ 18,032
Cleaning Systems and Other Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue	9,728	12,510	11,979	10,991
Dishware Washing and General Cleaning Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	5,667	7,287	6,843	6,710
Dishware Washing Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 388	$ 499	$ 457	$ 331